As filed with the Securities and Exchange Commission on March 14, 2008.

                                                        File Nos.  033-11444
                                                                   811-04986

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                               -----

Post-Effective Amendment No.          44                        (X)
                                    -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                    46                        (X)
                               -----

                       FRANKLIN INVESTORS SECURITIES TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403 (Address of
                     Principal Executive Offices)(Zip Code)

                                 (650) 312-2000
               Registrant's Telephone Number, Including Area Code

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on March 1, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[X] on May 15, 2008 pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii)of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's prospectuses and statements of additional information dated March 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on February 26, 2008 (Accession number
0000809707-08-000009), are hereby incorporated by reference. (File Nos. 033-11444 and 811-04986.)


The Registrant's supplement dated March 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 497 on February 29, 2008 (Accession number 0000773478-08- 00004), is also incorporated by reference. (File Nos. 033-11444 and 811-04986.)




































FIST1 P-1
                          SUPPLEMENT DATED MAY 15, 2008
                      TO THE PROSPECTUS DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Balanced Fund, Franklin Convertible Securities Fund,
           Franklin Equity Income Fund, Franklin Limited Maturity U.S.
             Government Securities Fund, Franklin Real Return Fund)

The prospectus is amended as follows:

I. For Franklin Convertible Securities Fund, the sections entitled "Performance
- Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

-6.98%  21.15%  15.36%  0.81%  -15.55  35.44%  16.02%  6.93%  12.15%  0.50%
   98      99      00     01       02     03      04     05      06     07
                              YEAR

Best Quarter:                             Q2 '03      15.60%
Worst Quarter:                            Q3 '01     -12.77%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR     5 YEARS     10 YEARS
----------------------------------------------------------------
Franklin Convertible
Securities Fund - Class A(2)
Return Before Taxes            -5.31%    12.29%      7.04%
Return After Taxes on
Distributions                  -7.12%    10.25%      4.81%
Return After Taxes on
Distributions and Sale of
Fund Shares                    -2.87%    9.72%       4.76%
The Merrill Lynch All U.S.      4.53%   10.67%       7.09%
Convertibles Index(3)
(index reflects no deduction
for fees, expenses, or taxes)
                              1 YEAR     5 YEARS     10 YEARS
----------------------------------------------------------------
Franklin Convertible
Securities Fund - Class C(2)  -1.13%     12.79%      6.89%
The Merrill Lynch All U.S.     4.53%     10.67%      7.09%
Convertibles Index(3)

                              1 YEAR     5 YEARS     10 YEARS
----------------------------------------------------------------
Franklin Convertible          -5.31%     12.29%      7.04%
Securities Fund - Advisor
Class(4)
The Merrill Lynch All U.S.     4.53%     10.67%      7.09%
Convertibles Index(3)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was [ %].
2. Figures reflect sales charges.
3. Source: Standard & Poor's Micropal (The Merrill Lynch All U.S Convertibles Index). The unmanaged Merrill Lynch All U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

II. For Franklin Convertible Securities Fund, the section entitled "Fees and Expenses" beginning on page 30 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A      CLASS C   ADVISOR CLASS
--------------------------------------------------------------------------------
Maximum sales charge (load)
As a percentage of offering price           5.75%(2)      1.00%    None
 Load imposed on purchases                  5.75%(2)      None     None
 Maximum deferred sales charge (load)       None(3)       1.00%    None
Redemption fee on shares sold within 7      2.00%         2.00%    2.00%
calendar days following their purchase
date(1)

Please see "Choosing a Share Class" on page 95 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS A    CLASS C   ADVISOR CLASS(4)
--------------------------------------------------------------------------------
Management fees(5)                           0.47%      0.47%       0.47%
Distribution and service (12b-1) fees        0.25%      1.00%       None
Other expenses                               0.16%      0.16%       0.16%
Acquired fund fees and expenses(6)           0.01%      0.01%       0.01%
Total annual Fund operating expenses(5)      0.89%      1.64%       0.64%
Management fee reduction(5)                 -0.01%     -0.01%      -0.01%
                                           ----------------------------------
                                           ----------------------------------
Net annual Fund operating expenses(5,6)      0.88%      1.63%       0.63%
                                           ==================================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.
4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $660(1)   $840     $1,035    $1,597
CLASS C                        $266      $514     $887      $1,933
ADVISOR CLASS                  $64       $202     $351      $786
If you do not sell your shares:
CLASS C                        $166      $514     $887      $1,933

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

III. For Franklin Equity Income Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 45 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

6.69%  0.80%  18.60%  -1.33%  -15.11%  24.89%   10.47%  3.21%  16.36%  -3.55%
  98     99      00      01       02      03       04     05      06      07
                                     YEAR

Best Quarter:                             Q2 '03      16.75%
Worst Quarter:                            Q3 '02     -18.69%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Equity Income Fund
- Class A(2)
Return Before Taxes            -9.08%     8.54%       4.87%
Return After Taxes on
Distributions                  -10.01%    7.75%       3.56%
Return After Taxes on
Distributions and Sale of
Fund Shares                    -4.66%     7.38%       3.62%
S&P 500 Index(3,4)              5.49%    12.83%       5.91%
Russell 1000 Value Index(3,5)  -0.17%    14.63%       7.68%
(indices reflect no
deduction for fees,
expenses, or taxes)
                                                         SINCE
                                                     INCEPTION
                              1 YEAR      5 YEARS    (1/1/99)
----------------------------------------------------------------
Franklin Equity Income Fund
- Class B(2)                   -7.90%     8.72%       4.65%
S&P 500 Index(3,4)              5.49%    12.83%       3.65%
Russell 1000 Value Index(3,5)  -0.17%    14.63%       6.84%

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Equity Income Fund
- Class C(2)                   -5.19%     9.01%       4.71%
S&P 500 Index(3,4)              5.49%    12.83%       5.91%
Russell 1000 Value Index(3,5)  -0.17%    14.63%       7.68%


                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Equity Income Fund
- Class R(6)                  -3.85%      9.55%       5.22%
S&P 500 Index(3,4)             5.49%     12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%     14.63%       7.68%


                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Equity Income Fund   -9.08%      8.54%       4.87%
- Advisor Class(7)
S&P 500 Index(3,4)             5.49%     12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%     14.63%       7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was [ %].
2. Figures reflect sales charges.
3. The S&P 500 Index is replacing the Russell 1000 Value Index as the Fund's lead benchmark. The manager believes the composition of the S&P 500 Index provides a better comparison because the Fund's strategy has changed from value to blend/core. The Russell 1000 Value Index may be excluded from this comparison in the future.
4. Source: Standard & Poor's Micropal (S&P
500(R)Index). The unmanaged Standard & Poor's (S&P) 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. .
5. Source: Standard & Poor's
Micropal (Russell 1000 Value Index). The unmanaged Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 100 index companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
6. Effective August 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
7. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

IV. For the Franklin Equity Income Fund, the section entitled "Fees and Expenses" beginning on page 48 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                CLASS A  CLASS   CLASS C  CLASS R  ADVISOR
                                         B(4)                      CLASS
-------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of             5.75%(2) 4.00%    1.00%   None     None
offering price
 Load imposed on purchases      5.75%(2) None     None    None     None
 Maximum deferred sales
charge (load)                    None(3) 4.00%(5) 1.00%   None     None
Redemption fee on shares
sold within 7 calendar days     2.00%    2.00%    2.00%   2.00%    2.00%
following their purchase
date(1)

Please see "Choosing a Share Class" on page 95 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                CLASS A  CLASS    CLASS C   CLASS R  ADVISOR
                                         B(4)                        CLASS(6)
-------------------------------------------------------------------------------
Management fees(7)                0.48%     0.48%    0.48%    0.48%     0.48%
Distribution and service          0.25%     1.00%    1.00%(5) 0.50%     None
(12b-1) fees
Other expenses                    0.20%     0.20%    0.20%    0.20%     0.20%
Acquired fund fees and            0.01%     0.01%    0.01%    0.01%     0.01%
expenses(8)
Total annual Fund operating       0.94%     1.69%    1.69%    1.19%     0.69%
expenses
Management fee reduction(7)      -0.01%    -0.01%   -0.01%   -0.01%    -0.01%
                               ------------------------------------------------
Net annual Fund operating         0.93%     1.68%    1.68%    1.18%     0.68%
expenses(7,8)
                               ================================================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
7. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
8. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $664(1)   $854     $1,060    $1,652
CLASS B                        $571      $830     $1,113    $1,788(2)
CLASS C                        $271      $530     $913      $1,987
CLASS R                        $120      $375     $649      $1,432
ADVISOR CLASS                  $69       $218     $379      $847
If you do not sell your
shares:
CLASS B                        $171      $530     $913      $1,788(2)
CLASS C                        $171      $530     $913      $1,987

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.







































FIST1 SA-1
                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Balanced Fund, Franklin Convertible Securities Fund,
           Franklin Equity Income Fund, Franklin Limited Maturity U.S.
             Government Securities Fund, Franklin Real Return Fund)

The statement of additional information is amended as follows:

I. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 59 is replaced with the following:

The Convertible Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Equity Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Limited Maturity Fund and Real Return Fund currently offer two classes of shares, Class A and Advisor Class. The Balanced Fund currently offers four classes of shares, Class A, Class C, Class R and Advisor Class. The Convertible Fund and the Equity Fund began offering Advisor Class shares on May 15, 2008. Each fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Balanced Fund -  Class A
o     Franklin Balanced Fund -  Class C
o     Franklin Balanced Fund -  Class R
o     Franklin Balanced Fund -  Advisor Class
o     Franklin Convertible Securities Fund - Class A
o     Franklin Convertible Securities Fund - Class C
o     Franklin Convertible Securities Fund - Advisor Class
o     Franklin Equity Income Fund - Class A
o     Franklin Equity Income Fund - Class B
o     Franklin Equity Income Fund - Class C
o     Franklin Equity Income Fund - Class R
o     Franklin Equity Income Fund - Advisor Class
o     Franklin Limited Maturity U.S. Government Securities Fund - Class A

o     Franklin Limited Maturity U.S. Government Securities Fund - Advisor Class
o     Franklin Real Return Fund - Class A
o     Franklin Real Return Fund - Advisor Class

II. The sixth paragraph under "Organization, Voting Rights and Principal Holders" on page 60 is replaced with the following:

As of March 11, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS             SHARE CLASS  PERCENTAGE
                                              (%)
-------------------------------------------------------
BALANCED FUND
Franklin Advisers Inc.(1)         A          33.48
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers Inc.(1)         R          58.53
One Franklin Parkway
San Mateo, CA 94403-1906

FTB&T Custodian for the           R          20.93
Rollover IRA of David
Ghandehari
1744 Lark Lane
Sunnyvale, CA 94087-4827

FTB&T Custodian for the           R          20.54
ERISA 403B of Saint Johns
Lutheran Hospital
FBO Karen A. Hutchinson
519 Sheldon Flats Road
Libby, MT 59923-9454

Perks Family Living Trust      Advisor       75.15
Edward D. Perks and Maggie
P. Perks Trustee
561 Justin Morgan Drive
Alamo, CA 94507-2249

EQUITY INCOME FUND
Orchard Trust Company             R          6.99
FBO Top grade Construction
Inc.
8515 East Orchard Road 2T2
Greenwood Village, CO
80111-5002

LIMITED MATURITY FUND
Ellard and Company             Advisor       28.87
c/o Fiduciary Trust Company
International
P.O. Box 3199 Church Street
Station
New York, NY 10008-3199

Franklin Stable Value          Advisor       51.72
FT 529 College Savings Plan
500 East Broward Blvd.,
Floor 13
Fort Lauderdale, FL
33394-3091

FRANKLIN REAL RETURN FUND
Ellard and Company             Advisor       51.68
c/o Fiduciary Trust Company
International
P.O. Box 3199 Church Street
Station
New York, NY 10008-3199

Wendel Company                 Advisor       33.01
CO the Bank of New York
P.O. Box 1066 Wall Street
Station
New York, NY 10116-1066


1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Balanced Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Convertible Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

III. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 60 is replaced with the following:

As of March 11, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



























































FIST2 P-1
                          SUPPLEMENT DATED MAY 15, 2008
                      TO THE PROSPECTUS DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Adjustable U.S. Government Securities Fund, Franklin
          Floating Rate Daily Access Fund, Franklin Low Duration Total
                    Return Fund, Franklin Total Return Fund)

The prospectus is amended as follows:

I. For Adjustable U.S. Government Securities Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

3.86%  4.38%  6.68%  6.43%   3.41%  1.23%  1.79%  2.06%  4.15%  5.03%
  98     99     00     01      02     03     04     05     06     07

                                 YEAR

Best Quarter:                               Q4 '00     2.10%
Worst Quarter:                              Q2 '04     -0.37%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Adjustable U.S.
Government Securities Fund -
Class A(2)
Return Before Taxes              2.72%      2.38%      3.65%
Return After Taxes on
Distributions                    0.93%      1.03%      1.94%
Return After Taxes on
Distributions and Sale of
Fund Shares                      1.74%      1.23%      2.05%
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)     6.65%      3.09%      4.63%
(index reflects no deduction
for fees, expenses, or taxes)
                                                         SINCE
                                                     INCEPTION
                                          1 YEAR     (7/1/03)
----------------------------------------------------------------
Franklin Adjustable U.S.
Government Securities Fund -
Class C(2)                                  3.48%      2.48%
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)                6.65%      3.16%

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Adjustable U.S.         2.72%      2.38%      3.65%
Government Securities Fund -
Advisor Class(4)
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)     6.65%      3.09%      4.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was [ %].
2. Figures reflect sales charges.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Government Index: 1-2 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, two years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

II. For Franklin Adjustable U.S. Government Securities Fund, the section entitled "Fees and Expenses" beginning on page 9 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                           CLASS A    CLASS C     ADVISOR CLASS
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price                2.25%(2)     1.00%       None
  Load imposed on purchases                 2.25%(2)     None        None
  Maximum deferred sales charge (load)      None(3)      1.00%       None
Redemption fee on shares sold within 7
calendar days following their purchase
date(1)                                     2.00%       2.00%        2.00%

Please see "Choosing a Share Class" on page 84 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS A    CLASS C     ADVISOR(4) CLASS
------------------------------------------------------------------------------
Management fees(5)                         0.40%      0.40%       0.40%
Distribution and service
(12b-1) fees                               0.25%      0.65%       None
Other expenses                             0.27%      0.27%       0.27%
Acquired fund fees and expenses(6)         0.01%      0.01%       0.01%
Total annual Fund operating expenses(5)    0.93%      1.33%       0.68%
Management fee reduction(5)               -0.01%     -0.01%      -0.01%
                                           -----------------------------------
                                           -----------------------------------
NET ANNUAL FUND OPERATING EXPENSES(5,6)    0.92%      1.32%       0.67%
                                           -----------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 89) and purchases by certain retirement plans without an initial sales charge. 4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
6. The ratio of expenses to average net assets shown in the Financial Highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. For this reason, the net annual Fund operating expenses differ for Class A. For Class C, however, the net annual Fund operating expenses were the same in each table based on an additional adjustment due to the timing of the payment of the 12b-1 fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR  3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                      $317(1) $512     $723    $1,331
CLASS C                      $235    $421     $729    $1,601
ADVISOR CLASS                $68     $214     $373    $835
If you do not sell your shares:
CLASS C                      $135    $421     $729    $1,601

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

III. For Franklin Low Duration Total Return Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

      1.26%     4.26%    5.86%
      05        06        07
               YEAR

Best Quarter:                               Q3 '07     2.10%
Worst Quarter:                              Q1 '05     -0.24%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                                                         SINCE
                                                     INCEPTION
                                           1 YEAR   (11/17/04)
----------------------------------------------------------------
Franklin Low Duration Total Return Fund
- Class A(2)
Return Before Taxes                        3.43%       2.88%
Return After Taxes on Distributions        1.90%       1.53%
Return After Taxes on Distributions and
Sale of Fund Shares                        2.20%       1.66%
The Lehman Brothers U.S. Aggregate
Index: 1-3 Year Component(3)               6.72%       4.13%
The Lehman Brothers U.S. Government
Index: 1-3 Year Component(3)               7.10%       4.13%
(indices reflect no deduction for fees,
expenses, or taxes)

                                                         SINCE
                                                     INCEPTION
                                           1 YEAR   (11/17/04)
----------------------------------------------------------------
Franklin Low Duration Total Return Fund    3.43%       2.88%
- Advisor Class(4)
The Lehman Brothers U.S. Aggregate
Index: 1-3 Year Component(3)               6.72%       4.13%
The Lehman Brothers U.S. Government
Index: 1-3 Year Component(3)               7.10%       4.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was [ %].
2. Figures reflect sales charges.
3. The Lehman Brothers U.S. Aggregate Index: 1-3 Year Component is replacing the Lehman Brothers U.S. Government Index: 1-3 Year Component as the Fund's benchmark. The manager believes the composition of the Lehman Brothers U.S. Aggregate Index: 1-3 Year Component better reflects the Fund's holdings. The Lehman Brothers U.S. Government Index: 1-3 Year Component may be excluded from this comparison in the future. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Aggregate Index: 1-3 Year Component represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have a remaining maturity of one year up to, but not including, three years and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Government Index: 1-3 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, three years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. 4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

IV. For Franklin Low Duration Total Return Fund, the section entitled "Fees and Expenses" beginning on page 47 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A   ADVISOR CLASS
------------------------------------------------------------------
Maximum sales charge (load) as a                     None
percentage of offering price               2.25%(2)
 Load imposed on purchases                 2.25%(2)  None
 Maximum deferred sales charge (load)      None(3)   None
Redemption fee on shares sold within 7
calendar days following their purchase     2.00%
date(1)                                              2.00%

Please see "Choosing a Share Class" on page 84 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             CLASS A   ADVISOR(4) CLASS
-----------------------------------------------------------------------
Management fees(5)                           0.43%     0.43%
Distribution and service (12b-1) fees        0.25%     None
Other expenses (including administration     0.74%     0.74%
fees)
Acquired fund fees and expenses(6)           0.02%     0.02%
Total annual Fund operating expenses(5)      1.44%     1.19%
Management and administration fee           -0.52%    -0.52%
reduction(5)
                                           --------------------
                                           --------------------
NET ANNUAL FUND OPERATING EXPENSES(5,6)      0.92%     0.67%
                                           --------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 89) and purchases by certain retirement plans without an initial sales charge.
4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 0.90% for Class A and 0.65% for Advisor Class(other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until February 28, 2009. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
CLASS A                        $317(1)   $616     $937      $1,846
ADVISOR CLASS                  $68       $322     $595      $1,376

1. Assumes a contingent deferred sales charge (CDSC) will not apply.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
















































FIST2 SA-1
                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Adjustable U.S. Government Securities Fund, Franklin
    Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund,
                           Franklin Total Return Fund)

The statement of additional information is amended as follows:

I. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 49 is replaced with the following:

Adjustable U.S. Government Fund currently offers three classes of shares, Class A, Class C and Advisor Class. Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Low Duration Fund currently offers two classes of shares, Class A and Advisor Class. Total Return Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Adjustable U.S. Government Fund and the Low Duration Fund began offering Advisor Class shares on May 15, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Adjustable U.S. Government Fund -  Class A
o     Franklin Adjustable U.S. Government Fund -  Class C
o     Franklin Adjustable U.S. Government Fund -  Advisor Class
o     Franklin Floating Rate Daily Access Fund -  Class A
o     Franklin Floating Rate Daily Access Fund -  Class B
o     Franklin Floating Rate Daily Access Fund -  Class C
o     Franklin Floating Rate Daily Access Fund -  Advisor Class
o     Franklin Low Duration Total Return Fund  -  Class A
o     Franklin Low Duration Total Return Fund  -  Advisor Class
o     Franklin Total Return Fund -  Class A
o     Franklin Total Return Fund -  Class B
o     Franklin Total Return Fund -  Class C
o     Franklin Total Return Fund -  Class R
o     Franklin Total Return Fund - Advisor Class

II. The sixth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                    SHARE CLASS    PERCENTAGE
                                                       (%)
----------------------------------------------------------------
FLOATING RATE DAILY ACCESS FUND
THAFNAB & Company                     Advisor         14.01
FBO Indiana State District
Council of Labors and HOD
Carriers Health and Welfare
Department
P.O. Box 540
Terre Haute, IN 47808-0540

NFS, LLC FEBO                         Advisor         9.69
First Midwest Bank DBA UNATCO
2801 W. Jefferson Street
Joliet, IL 60435-5299

SEI Private Trust Company             Advisor         12.60
FBO Johnson Trust
One Freedom Valley Drive
Oaks, PA 19456

NFS, LLC FEBO                         Advisor         6.79
Union Bank and Trust
Trustee FBO Clients
312 Central Avenue SE, Suite 508
Minneapolis, MN 55414-1166

LOW DURATION FUND
Franklin Advisers, Inc.(1)               A            24.23
One Franklin Parkway
San Mateo, CA 94403-1906

TOTAL RETURN FUND
PIMS Prudential Retirement               R            5.62
as Nominee for the TTE Cust PL 300
Grundos Pumps Corporation
5900 E Shields Avenue
Fresno, CA 93727-8000

Hartford Life Insurance Co.              R            30.30
Separate Account
ATTN: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Age 13-16 Years                       Advisor         7.42
FT 529 College Savings Plan
500 E. Broward Blvd, Suite 2100
Fort Lauderdale, FL  33394-3007

Growth Target                         Advisor         7.60
Fund
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95760-7313

Conservative Target Fund              Advisor         13.74
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Moderate Target Fund                  Advisor         21.00
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Ellard & Co.                          Advisor         29.91
c/o Fiduciary Trust Co. Int'l.
P.O. Box 3199, Church Street
Station
New York, NY 10008-3199

1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Adjustable U.S. Government Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

III. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

























                       FRANKLIN INVESTORS SECURITIES TRUST
                         FILE NOS. 033-11444 & 811-04986

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

      (i) Agreement and Declaration of Trust of Franklin Investors Securities Trust, a Delaware statutory trust dated October 18, 2006
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (ii) Certificate of Trust of Franklin Investors Securities Trust, a Delaware statutory trust, dated October 18, 2006
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(b)   By-Laws

      (i) By-Laws of Franklin Investors Securities Trust, a Delaware statutory trust effective as of October 18, 2006
           Filing: Post-Effective Amendment No. 43 to
           Registration Statementon Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(c)   Instruments Defining Rights of Security Holders

      Not Applicable

(d)   Investment Advisory Contracts

      (i) Form of Investment Management Agreement between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (ii) Form of Investment Management Agreement between the Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (iii) Form of Investment Management Agreement between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iv) Form of Investment Management Agreement between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

      (v) Form of Investment Management Agreement between the Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (vi) Form of Investment Management Agreement between the Registrant on behalf of Franklin Low Duration Total Return Fund and
           Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (vii) Form of Investment Management Agreement between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

   (viii) Form of Investment Management Agreement between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(e)   Underwriting Contracts

      (i)  Form of Distribution Agreement between Registrant and
           Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (ii) Form of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 36 to
           Registration Statement on Form N-1A
           File No. 002-11346
           Filing Date: September 3, 2004

    (iii) Amendment dated May 15, 2007 to form of Selling Agreement between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(f)   Bonus or Profit Sharing Contracts

      Not Applicable

(g)   Custodian Agreements

      (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 11 to
           Registration Statement on Form N-1A
           File No. 033-31326
           Filing Date: March 8, 1996

      (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 17 to
           Registration Statement on Form N-1A
           File No. 033-31326
           Filing Date: February 27, 1998

    (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 21 to
           Registration Statement on Form N-1A
           File No. 033-31326
           Filing Date: February 27, 2001

     (iv) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 19, 2001

      (v) Amendment dated March 1, 2008, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

      (vi) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 19, 2001

     (vii) Amendment dated March 1, 2008, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (viii) Amendment dated March 19, 2007, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

      (ix) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 11 to
           Registration Statement on Form N-1A
           File No. 033-31326
           Filing Date: March 8, 1996

(h)   Other Material Contracts

      (i) Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (ii) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and
           Franklin Advisers, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iv) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Balanced Fund, and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iv) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (v) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (vi) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Real Return Fund, and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (vii) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(i)   Legal Opinion

      (i)  Legal Opinion dated February 25, 2008
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(j)   Other Opinions

      (i)  Consent of Independent Registered Public Accounting Firm
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(k)   Omitted Financial Statements

      Not Applicable

(l)   Initial Capital Agreements

      (i) Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995
           Filing: Post-Effective Amendment No. 15 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: April 24, 1995

     (ii) Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998
           Filing: Post-Effective Amendment No. 25 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 29, 1998

     (iii) Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 19, 2001

     (iv) Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004
           Filing: Post-Effective Amendment No. 37 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 30, 2004

      (v) Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004
           Filing: Post-Effective Amendment No. 37 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: December 30, 2004

(m)   Rule 12b-1 Plan

      (i) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. Filing:
           Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

      (ii) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iii) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iv) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (v) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

     (vi) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (vii) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

    (viii) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (ix) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (x) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund and Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (xi) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (xii) Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

   (xiii) Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (xiv) Form of Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc.
           Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(n)   Rule 18f-3 Plan

      (i) Form of Multiple Class Plan on behalf of Franklin Adjustable U.S. Government Securities Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

      (ii) Form of Multiple Class Plan on behalf of Franklin Balanced Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iii) Form of Multiple Class Plan on behalf of Franklin Convertible Securities Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (iv)  Form of Multiple Class Plan on behalf of Franklin Equity Income Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (v) Form of Multiple Class Plan on behalf of Franklin Floating Rate Daily Access Fund Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

     (vi) Form of Multiple Class Plan on behalf of Franklin Limited Maturity U.S. Government Securities Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (vii) Form of Multiple Class Plan on behalf of Franklin Low Duration Total Return Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

   (viii)  Form of Multiple Class Plan on behalf of Franklin Real Return Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

    (ix)   Form of Multiple Class Plan on behalf of Franklin Total Return Fund
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(p)   Code of Ethics

      (i)  Code of Ethics dated May 2007
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

(q)   Power of Attorney

      (i) Power of Attorney dated February 25, 2008 for Franklin Investors Securities Trust, a Delaware Statutory Trust
           Filing: Post-Effective Amendment No. 43 to
           Registration Statement on Form N-1A
           File No. 033-11444
           Filing Date: February 26, 2008

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") of FIST provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

FIST shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors Franklin Advisers, Inc. (Advisers) Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable


                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of March, 2008.

                                           FRANKLIN INVESTORS SECURITIES TRUST,
                                                                   (Registrant)


                                           By: /s/ David P. Goss
                                               David P. Goss
                                               Vice President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


EDWARD B. JAMIESON*                 Chief Executive
------------------                  Officer-Investment Management
Edward B. Jamieson                  Dated: March 14, 2008


GALEN G. VETTER*                    Chief Executive Officer-Finance
----------------                    and Administration
Galen G. Vetter                     Dated: March 14, 2008


LAURA F. FERGERSON*                 Chief Financial Officer and
-------------------                 Chief Accounting Officer
Laura F. Fergerson                  Dated: March 14, 2008


HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: March 14, 2008
Harris J. Ashton

ROBERT F. CARLSON*                  Trustee
------------------                  Dated: March 14, 2008
Robert F. Carlson

SAM GINN*                           Trustee
---------                           Dated: March 14, 2008
Sam Ginn

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: March 14, 2008
Edith E. Holiday

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated: March 14, 2008
Charles B. Johnson

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------             Dated: March 14, 2008
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: March 14, 2008
Frank W.T. LaHaye

FRANK A. OLSON*                     Trustee
---------------                     Dated: March 14, 2008
Frank A. Olson

LARRY D. THOMPSON*                  Trustee
------------------                  Dated: March 14, 2008
Larry D. Thompson

JOHN B. WILSON*                     Trustee
---------------                     Dated: March 14, 2008
John B. Wilson



*By /s/ David P. Goss
    David P. Goss
    Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)



                       FRANKLIN INVESTORS SECURITIES TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.                     DESCRIPTION                     LOCATION

EX-99.(a)(i)            Agreement and Declaration of Trust      *
                        dated October 18, 2006

EX-99.(a)(ii)           Certificate of Amendment of             *
                        Agreement and Declaration of Trust
                        dated October 18, 2006

EX-99.(b)(i)            By-Laws                                 *

EX-99.(d)(i)            Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Adjustable
                        U.S. Government Securities Fund
                        and Franklin Advisers, Inc.

EX-99.(d)(ii)           Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Balanced Fund
                        and Franklin Advisers, Inc.

EX-99.(d)(iii)          Form of Investment Management           *
                        Agreement between Registrant, on
                        behalf of Franklin Convertible
                        Securities Fund and Franklin
                        Equity Income Fund, and
                        Franklin Advisers, Inc.

EX-99.(d)(iv)           Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Floating Rate
                        Daily Access Fund and Franklin
                        Advisers, Inc.

EX-99.(d)(v)            Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Limited
                        Maturity U.S. Government Securities
                        Fund and Franklin Advisers, Inc.

EX-99.(d)(vi)           Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Low Duration
                        Total Return Fund and Franklin
                        Advisers, Inc.

EX-99.(d)(vii)          Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Real Return Fund
                        and Franklin Advisers, Inc.

EX-99.(d)(viii)         Form of Investment Management           *
                        Agreement between Registrant on
                        behalf of Franklin Total Return Fund
                        and Franklin Advisers, Inc.

EX-99.(e)(i)            Form of Distribution Agreement          *
                        between Registrant and
                        Franklin/Templeton Distributors, Inc.

EX-99.(e)(ii)           Form of Selling Agreements between      *
                        Franklin/Templeton Distributors, Inc.
                        and Securities Dealers
                        dated November 1, 2003

EX-99.(e)(iii)          Amendment dated May 15, 2007 to         *
                        form of Selling Agreement between
                        Franklin/Templeton Distributors, Inc.,
                        and Securities Dealers
                        dated November 1, 2003

EX-99.(g)(i)            Master Custodian Agreement between      *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to          *
                        Master Custody Agreement between
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(iii)          Amendment dated February 27, 1998       *
                        to Master Custody Agreement between
                        the Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(iv)           Amendment dated May 16, 2001 to         *
                        Master Custody Agreement between
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(v)            Amendment dated March 1, 2008, to       *
                        Exhibit A of the Master Custody
                        Agreement between Registrant
                        and Bank of New York dated
                        February 16, 1996

EX-99.(g)(vi)           Amended and Restated Foreign            *
                        Custody Manager Agreement between the
                        Registrant and Bank of New York
                        as of May 16, 2001

EX-99.(g)(vii)          Amendment dated March 1, 2008, to       *
                        Schedule 1 of the Amended and
                        Restated Foreign Custody Manger
                        Agreement between Registrant and
                        Bank of New York

EX-99.(g)(viii)         Amendment dated March 19, 2007, to      *
                        Schedule 2 of the Amended and Restated
                        Foreign Custody Manager Agreement between
                        Registrant and Bank of New York
                        made as of May 16, 2001

EX-99.(g)(ix)           Terminal Link Agreement between         *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(h)(i)            Form of Subcontract for Fund            *
                        Administrative Services between
                        Franklin Advisers, Inc., and
                        Franklin Templeton Services, LLC

EX-99.(h)(ii)           Form of Subcontract for Fund            *
                        Administrative Services on behalf
                        of Franklin Adjustable U.S.
                        Government Securities Fund, and
                        Franklin Advisers, Inc

EX-99.(h)(iii)          Form of Fund Administration             *
                        Agreement between the Registrant,
                        on behalf of Franklin Balanced Fund,
                        and Franklin Templeton Services, LLC

EX-99.(h)(iv)           Form of Fund Administration             *
                        Agreement between the Registrant, on
                        behalf of Franklin Floating Rate
                        Daily Access Fund, and Franklin
                        Templeton Services, LLC

EX-99.(h)(v)            Form of Fund Administration             *
                        Agreement between the Registrant, on
                        behalf of Franklin Low Duration
                        Total Return Fund, and
                        Franklin Templeton Services, LLC

EX-99.(h)(vi)           Form of Fund Administration             *
                        Agreement between the Registrant, on
                        behalf of Franklin Real Return Fund,
                        and Franklin Templeton Services, LLC

EX-99.(h)(vii)          Form of Fund Administration             *
                        Agreement between the Registrant, on
                        behalf of Franklin Total Return Fund,
                        and Franklin Templeton Services, LLC

EX-99.(i)(i)            Legal Opinion dated February 25, 2008   *

EX-99.(j)(i)            Consent of Independent Registered       *
                        Public Accounting Firm

EX-99.(l)(i)            Letter of Understanding relating to     *
                        Franklin Equity Income Fund - Class C
                        dated April 12, 1995

EX-99.(l)(ii)           Letter of Understanding relating to     *
                        Franklin Total Return Fund
                        dated July 24, 1998

EX-99.(l)(iii)          Letter of Understanding relating to     *
                        Franklin Floating Rate Daily Access
                        Fund dated April 30, 2001

EX-99.(l)(iv)           Letter of Understanding relating to     *
                        Franklin Real Return Fund
                        dated November 17, 2004

EX-99.(l)(v)            Letter of Understanding relating to     *
                        Franklin Low Duration Total Return Fund
                        dated November 17, 2004

EX-99.(m)(i)            Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Adjustable U.S. Government
                        Securities Fund, and Franklin/Templeton
                        Distributors, Inc.

EX-99.(m)(ii)           Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Balanced Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(iii)          Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Convertible Securities
                        Fund, and Franklin/Templeton
                        Distributors, Inc.

EX-99.(m)(iv)           Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Equity Income Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(v)            Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(m)(vi)           Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Limited Maturity U.S.
                        Government Securities Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(vii)          Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc.

Ex-99.(m)(viii)         Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Real Return Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(ix)           Form of Class A Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Total Return Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(x)            Form of Class B Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Equity Income Fund
                        and Franklin Floating Rate Daily
                        Access Fund, and  Franklin/Templeton
                        Distributors, Inc.

EX-99.(m)(xi)           Form of Class B Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Total Return Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(xii)          Form of Class C Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Adjustable U.S. Government Fund,
                        Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiii)         Form of Class C Distribution Plan       *
                        between Registrant, on behalf of
                        Franklin Convertible Securities
                        Fund, Franklin Equity Income Fund
                        and Franklin Balanced Fund, and
                        Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiv)          Form of Class R Distribution Plan       *
                        between Franklin Investors
                        Securities Trust on behalf of
                        Franklin Balanced Fund, Franklin
                        Equity Income Fund and Franklin
                        Total Return Fund, and Franklin
                        Templeton Distributors, Inc.,
                        dated August 1, 2002

EX-99.(n)(i)            Form of Multiple Class on behalf of     *
                        Franklin Adjustable U.S. Government
                        Securities Fund

EX-99.(n)(ii)           Form of Multiple Class on behalf of     *
                        Franklin Balanced Fund

EX-99.(n)(iii)          Form of Multiple Class on behalf of     *
                        Franklin Convertible Securities Fund

EX-99.(n)(iv)           Form of Multiple Class on behalf of     *
                        Franklin Equity Income Fund

EX-99.(n)(v)            Form of Multiple Class on behalf of     *
                        Franklin Floating Rate Daily Access Fund

EX-99.(n)(vi)           Form of Multiple Class on behalf of     *
                        Franklin Limited Maturity U.S.
                        Government Securities Fund

EX-99.(n)(vii)          Form of Multiple Class on behalf of     *
                        Franklin Low Duration Total Return Fund

EX-99.(n)(viii)         Form of Multiple Class on behalf of     *
                        Franklin Real Return Fund

EX-99.(n)(ix)           Form of Multiple Class on behalf of     *
                        Franklin Total Return Fund

EX-99.(p)(i)            Code of Ethics dated May 2007           *

EX-99.(q)(i)            Power of Attorney dated                 *
                        February 25, 2008 for Franklin
                        Investors Securities Trust,
                        a Delaware Statutory Trust

*Incorporated by Reference